Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Table of Subsidiaries
Below is the information on the Bank’s subsidiaries:

Name	Registered Office (country)	Ownership interest as of
		December 31, 2020	December 31, 2019		December 31, 2018
BBVA Francés Valores S.A.	Argentina	—	—	(a)	96.9953%
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%	53.8892%		53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	51.0000%	51.0000	% (b)	—
PSA Finance Argentina Compañía Financiera S.A.	Argentina	50.0000%	50.0000	% (b)	—
BBVA Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	Argentina	100.0000%	100.0000%		95.0000%

(a)	As of October 1, 2019, the company BBVA Francés Valores S.A. merged into the Bank. (See Note 26)
(b)	On July 1, 2019, the Entity consolidates these companies as a result of the gain of control. (See Note 5.1)